March 6, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the annual reports for the period ended December 31, 2017 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465.

Sincerely,

/s/ John P. Gruber

John P. Gruber

Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number
AllianceBernstein Variable Products Series Fund, Inc.	811-05398
• AB VPS International Value Portfolio – Class B Shares (closed)

Calamos Advisors Trust	811-092237
• Calamos Growth and Income Portfolio (closed)

American Century® Variable Portfolios, Inc.	811-05188
• American Century VP Capital Appreciation Fund—Class I Shares
• American Century VP Large Company Value Fund—Class II Shares
• American Century VP Mid Cap Value Fund—Class II Shares

Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Shares	811-07044

Dreyfus Stock Index Fund, Inc.—Service Shares	811-05719

Dreyfus Variable Investment Fund	811-05125
• Dreyfus VIF Government Money Market Portfolio

Dreyfus Investment Portfolios	811-08673
• Dreyfus IP MidCap Stock Portfolio-Service Shares (closed)

Deutsche Investments VIT Funds	811-05002
• Deutsche International Growth VIP-Class A Shares
• Deutsche Small Mid Cap Value VIP—Class B Shares

Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Mutual Global Discovery VIP Fund—Class 2 Shares
• Franklin Mutual Shares VIP Fund—Class 2 Shares
• Franklin Small Cap Value VIP Fund—Class 2 Shares
• Franklin U.S. Government Securities VIP Fund—Class 2 Shares
• Templeton Foreign VIP Fund—Class 2 Shares
• Templeton Global Bond VIP Fund—Class 2 Shares

ALPS Variable Investment Trust	811-21987
• Ibbotson Balanced ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Conservative ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Growth ETF Asset Allocation Portfolio—Class II Shares
• Ibbotson Income and Growth ETF Asset Allocation Portfolio—Class II Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco V.I. American Value Fund—Series I Shares
• Invesco V.I. Comstock Fund—Series I Shares
• Invesco V.I. Global Real Estate Fund—Series II Shares
• Invesco V.I. International Growth Fund—Series II Shares
• Invesco V.I. Mid Cap Core Equity Fund—Series II Shares
• Invesco V.I. Mid Cap Growth Fund—Series II Shares
• Invesco V.I. Small Cap Equity Fund—Series I Shares

Janus Aspen Series	811-07736
• Janus Henderson Balanced Portfolio—Service Shares
• Janus Henderson Enterprise Portfolio—Service Shares
• Janus Henderson Janus Portfolio—Service Shares
• Janus Henderson Overseas Portfolio—Service Shares

1940 Act Number
Morgan Stanley—Variable Insurance Fund, Inc.	811-07607
• Morgan Stanley VIF Mid Cap Growth Portfolio—Class I Shares
• Morgan Stanley VIF Core Plus Fixed Income Portfolio – Class I Shares (closed)

Neuberger Berman Advisers Management Trust	811-04255
• Neuberger Berman AMT Guardian Portfolio—Class S Shares

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Capital Appreciation Fund/VA—Service Shares
• Oppenheimer Global Fund/VA—Service Shares
• Oppenheimer Main Street Fund®/VA—Service Shares
• Oppenheimer Main Street Small Cap Fund®/VA—Service Shares
• Oppenheimer Conservative Balanced Fund/VA – Service Shares (closed)

PIMCO Variable Insurance Trust	811-08399
• PIMCO VIT High Yield Portfolio—Administrative Class
• PIMCO VIT Real Return Portfolio—Administrative Class
• PIMCO VIT Total Return Portfolio—Administrative Class

Wilshire Variable Insurance Trust	811-07917
• Wilshire 2015 Fund
• Wilshire 2025 Fund
• Wilshire 2035 Fund